Maturity [Member] Investment Objectives and Goals - iShares iBonds 2028 Term High Yield and Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® iBONDS® 2028 TERM HIGH YIELD AND INCOME ETFTicker: IBHHStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares iBonds 2028 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2028.